Interest-Bearing Time Deposits	12 Months Ended
Dec. 31, 2012
Federal Home Loan Bank Advances and Interest-Bearing Time Deposits [Abstract]
Interest-Bearing Time Deposits

Note 10:	Interest-Bearing Time Deposits

Interest-bearing time deposits in denominations of $100,000 or more were $85.3 million on December 31, 2012, and $99.9 million on December 31, 2011.  Certificates of deposit obtained from brokers totaled approximately $5.9 million at both December 31, 2012 and 2011 and mature between 2013 and 2015.

At December 31, 2012, the scheduled maturities of time deposits were as follows:

($ in thousands)
2013	$95,274
2014	53,386
2015	22,335
2016	12,070
2017	9,079
Thereafter	1,927

$194,071

Included in time deposits at December 31, 2012 and 2011 were $28.1 million and $37.8 million, respectively, of deposits which were obtained through the Certificate of Deposit Account Registry Service (CDARS).  This service allows deposit customers to maintain fully insured balances in excess of the $250,000 FDIC limit without the inconvenience of having multi-banking relationships.  Under the reciprocal program that State Bank is currently participating in, customers agree to allow State Bank to place their deposits with other participating banks in the CDARS program in insurable amounts under $250,000.  In exchange, other banks in the program agree to place their deposits with State Bank also in insurable amounts under $250,000.